EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share

(in thousands)	2012	2011	2010
Weighted average number of ordinary shares outstanding - basic	77,859	77,859	77,859
Stock options	—	—	175
Convertible bond	—	—	5,769
Weighted average number of ordinary shares outstanding – diluted	77,859	77,859	83,803

(in thousands of $)	2012	2011	2010
Net (loss) income attributable to Frontline Ltd.	(82,754)	(529,601)	161,407
Interest expense relating to the convertible bond	—	—	7,228
Diluted net (loss) income attributable to Frontline Ltd.	(82,754)	(529,601)	168,635